INCOME TAXES (Schedule of Balance Sheet Presentation of Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Line Items]
Long-term deferred tax liabilities		$ (1,094)
Net deferred tax asset	1,957	1,926
Israel [Member]
Income Taxes [Line Items]
Long-term deferred tax assets	1,444	3,020
Net deferred tax asset	1,444	3,020
International [Member]
Income Taxes [Line Items]
Long-term deferred tax assets	5,338
Long-term deferred tax liabilities		(1,094)
Net deferred tax asset	$ 5,338
Net deferred tax liabilities		$ (1,094)